Restructuring And Impairment Charges (Tables)	6 Months Ended	12 Months Ended
	Mar. 30, 2013	Sep. 29, 2012
Components Of Restructuring Charges By Segment

The tables below set forth the significant components of the restructuring charges recognized for the quarterly period ended March 30, 2013 and March 31, 2012, by segment:

	Quarterly Period Ended		Two Quarterly Periods Ended
	March 30, 2013	March 31, 2012	March 30, 2013	March 31, 2012
Rigid Open Top
Severance and termination benefits	$—	$—	$1	$—

Total	$—	$—	$1	$—

Rigid Closed Top
Severance and termination benefits	$1	$—	$2	$2
Facility exit costs and other	—	1	1	1
Asset impairment	—	1	—	4

Total	$1	$2	$3	$7

Engineered Materials
Severance and termination benefits	$—	$1	$1	$2
Facility exit costs and other	—	—	—	1
Asset impairment	—	—	—	16

Total	$—	$1	$1	$19

Flexible Packaging
Severance and termination benefits	$—	$—	$—	$—
Facility exit costs and other	—	—	1	—
Asset impairment	—	—	—	—

Total	$—	$—	$1	$—

Consolidated
Severance and termination benefits	$1	$1	$4	$4
Facility exit costs and other	—	1	2	2
Asset impairment	—	1	—	20

Total	$1	$3	$6	$26

The tables below sets forth the significant components of the restructuring charges recognized for the fiscal years ended 2012 2011 and 2010, by segment:

	Fiscal Year
	2012	2011	2010
Rigid Open Top
Severance & termination benefits	$—	$2	$—
Facility exit costs	—	—	2

Total	$—	$2	$2

Rigid Closed Top
Severance & termination benefits	$3	$3	$—
Facility exit costs	2	1	3
Non-cash asset impairment	4	4	—

Total	$9	$8	$3

Engineered Materials
Severance & termination benefits	$4	$2	$—
Facility exit costs	2	7	4
Non-cash asset impairment	16	22	9

Total	$22	$31	$13

Flexible Packaging
Severance & termination benefits	$—	$4	$7
Facility exit costs	—	2	6
Non-cash asset impairment	—	9	10

Total	$—	$15	$23

Consolidated
Severance & termination benefits	$7	$11	$7
Facility exit costs	4	10	15
Non-cash asset impairment	20	35	19

Total	$31	$56	$41

Summary Of Activity In Restructuring Accrual

The table below sets forth the activity with respect to the restructuring accrual at September 29, 2012 and March 30, 2013:

	Severance and termination benefits	Facilities exit costs and other	Non-cash	Total
Balance at October 1, 2011	$4	$3	$—	$7
Charges	7	4	20	31
Non-cash asset impairment	—	—	(20)	(20)
Cash payments	(7)	(4)	—	(11)

Balance at September 29, 2012	4	3	—	7
Charges	4	2	—	6
Cash payments	(4)	(3)	—	(7)

Balance at March 30, 2013	$4	$2	$—	$6

The table below sets forth the activity with respect to the restructuring accrual as of fiscal 2012 and 2011:

	Employee Severance and Benefits	Facility Exit Costs	Non-cash charges	Total
Balance as of fiscal 2010	$3	$3	$—	$6
Charges	11	10	35	56
Non-cash asset impairment	—	—	(35)	(35)
Cash payments	(10)	(10)	—	(20)

Balance as of fiscal 2011	4	3	—	7

Charges	7	4	20	31
Non-cash asset impairment	—	—	(20)	(20)
Cash payments	(7)	(4)	—	(11)

Balance as of fiscal 2012	$4	$3	$—	$7

Schedule Of Estimated Costs For Restructuring Programs

The table below sets forth the Company’s estimate of the total cost of the restructuring programs since 2007, the portion recognized through fiscal year-end 2012 and the portion expected to be recognized in a future period:

	Expected Total Costs	Cumulative charges through Fiscal 2012	To be Recognized in Future
Severance and termination benefits	$34	$34	$—
Facility exit costs	52	50	2
Asset impairment	100	100	—
Other	4	4	—

Total	$190	$188	$2